Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Provision

The income tax provision for the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively, was as follows:

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011	Fiscal Year end December 31, 2010	Fiscal Year end December 31, 2009
Current:
Federal	$(3,212)	$18,814	$18,166	$14,998
State	(576)	4,432	2,177	3,551

Current income tax provision (benefit)	(3,788)	23,246	20,343	18,549

Deferred:
Federal	(6,014)	(5,154)	12,927	(6,169)
State	(383)	(9,891)	(691)	4,921

Deferred income tax provision (benefit)	(6,397)	(15,045)	12,236	(1,248)

Total income tax provision (benefit)	$(10,185)	$8,201	$32,579	$17,301

Reconciliation between Federal Statutory Rate and Effective Income Tax Rate

The reconciliation between the federal statutory rate and the effective income tax rate is as follows:

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011	Fiscal Year end December 31, 2010	Fiscal Year end December 31, 2009
Statutory U.S. federal tax rate	35.00%	35.00%	35.00%	35.00%
State income taxes (net of federal benefit)	3.68	52.49	2.78	8.75
Meals and entertainment	(0.65)	(3.36)	0.63	0.39
2011 Transactions related costs	(0.49)	(34.77)	—	—
Other	(0.64)	1.54	(1.38)	2.60
Tax credits	0.53	11.14	(0.63)	(1.14)
Equity compensation	—	(62.26)	2.06	5.67
Non-timing basis differences	0.37	(89.58)	12.49	33.57
Noncontrolling interest	—	15.71	(7.20)	(5.17)
Foreign loss not benefited	0.09	2.03	(0.34)	3.29
Return to provision adjustments	—	—	1.34	10.12
Change in valuation allowance	—	—	4.80	(37.81)

Effective income tax rate	37.89%	(72.06)%	49.55%	55.27%

Significant Components of Deferred Tax Assets (Liabilities)

Significant components of the Company’s deferred tax assets (liabilities) as of December 31, 2011 and 2010 were as follows:

	Successor	Predecessor
	2011	2010
Deferred tax assets and (liabilities):
Depreciation and amortization	$(336,024)	$(160,145)
Investment in partnership	(246,832)	(81,914)
Accounts receivable	1,087	1,245
Fair value of interest rate swap	—	1,362
Accruals and reserves	97	6,292
Capital and net operating losses	89,291	50,854
Debt discount and interest	186	(3,546)
Equity compensation	1,632	6,181
Valuation allowance	(8,698)	(26,313)
Tax receivable agreement obligation to related parties	1,248	12,208
Other	1,829	1,332

Net deferred tax assets and (liabilities)	$(496,182)	$(192,444)

Reported as:
Current deferred tax assets	$5,862	$7,913
Non-current deferred tax liabilities	(502,044)	(200,357)

Net deferred tax assets and (liabilities)	$(496,182)	$(192,444)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011	Fiscal Year end December 31, 2010	Fiscal Year end December 31, 2009
Unrecognized benefit from prior years	$9,354	$1,368	$1,272	$—
Decreases from prior period tax positions	(1,017)	—	—	—
Increases from prior period tax positions	—	7,986	—	—
Increases from current period tax positions	1,574	—	96	1,272

Ending unrecognized benefit	$9,911	$9,354	$1,368	$1,272